Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade Payables and Other Liabilities

	2018	2017(i)	2016(i)
	(€’000)
Non-current
Deferred revenue	11,056	7,557	6,282
Other non-current liabilities	22,998	16,114	14,288
	34,054	23,671	20,570
Current
Trade payables	109,463	47,489	23,076
Tax and social security	7,989	9,357	6,528
Customer deposits	20,098	20,878	20,671
Deferred revenue	60,472	73,262	63,974
Accrued expenses	81,074	78,804	57,077
Other current liabilities	1,781	122	107
	280,877	229,912	171,433

(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Summary of Accrued Expenses

Accrued expenses include the following items:

	2018	2017(i)	2016(i)
	(€’000)
Data-center-related costs	51,912	36,838	18,785
Personnel and related costs	14,746	13,273	12,261
Professional services	3,207	2,486	1,871
Customer implementation and related costs	4,484	4,492	3,081
Financing-related costs	2,780	17,909	17,498
Other	3,945	3,806	3,581
	81,074	78,804	57,077

(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.